Pension and other post-employment benefits - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Employee Benefits Disclosure [Line Items]
Defined contribution pension plan cost	$ 14,652	$ 14,521
Accumulated benefit obligation for pension plan	792,353	827,559
Pension benefits
Employee Benefits Disclosure [Line Items]
Defined benefit plan, plan assets, amount	620,739	610,209	$ 568,982
Expected employer contributions for next year	20,311
OPEB
Employee Benefits Disclosure [Line Items]
Defined benefit plan, plan assets, amount	201,698	193,782	$ 172,167
Expected employer contributions for next year	3,963
Private Equity Funds | Level 3
Employee Benefits Disclosure [Line Items]
Defined benefit plan, plan assets, amount	$ 29,733	$ 26,380